Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Entity Registrant Name	SIMPSON MANUFACTURING CO., INC.
Document Type	11-K/A
Amendment Flag	false
Entity Central Index Key	0000920371
EBP 001
Document Information [Line Items]
Entity Registrant Name	SIMPSON MANUFACTURING CO., INC.
Document Type	11-K/A
Amendment Flag	false
Entity Central Index Key	0000920371